UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 80.0%
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                      ---------    -------------
  ARGENTINA - 1.5%
     Tenaris ADR                                         83,000    $   3,319,170
                                                                   -------------
  BRAZIL - 3.0%
     Lojas Renner                                       184,000        2,888,737
     Souza Cruz                                         127,000        3,503,697
                                                                   -------------
                                                                       6,392,434
                                                                   -------------
  CHILE - 2.2%
     Banco Santander Chile ADR                           95,000        4,660,700
                                                                   -------------
  CHINA - 5.8%
     China Mobile (A)                                   450,000        6,634,567
     PetroChina, Cl H (A)                             4,200,000        5,802,262
                                                                   -------------
                                                                      12,436,829
                                                                   -------------
  CZECH REPUBLIC - 1.5%
     Erste Bank der Oesterreichischen Sparkassen (A)     60,000        3,191,343
                                                                   -------------
  HONG KONG - 4.7%
     Hang Lung Group (A)                                900,000        4,177,049
     Swire Pacific, Cl A (A)                             45,000          611,113
     Swire Pacific, Cl B (A)                          2,020,000        5,145,422
                                                                   -------------
                                                                       9,933,584
                                                                   -------------
  HUNGARY - 2.7%
     Danubius Hotel and Spa * (A)                         2,039           90,753
     Richter Gedeon GDR                                  26,000        5,653,960
                                                                   -------------
                                                                       5,744,713
                                                                   -------------
  INDIA - 11.7%

     GlaxoSmithKline Pharmaceuticals (A)                137,657        2,906,151
     Grasim Industries (A)                               42,630        3,237,550
     Grasim Industries GDR (B)                            3,000          231,000
     Hero Honda Motors (A)                              214,315        3,827,144
     Housing Development Finance (A)                     70,000        5,114,527
     ICICI Bank (A)                                     140,855        4,162,144

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                      ---------    -------------
  INDIA - CONTINUED
     ICICI Bank ADR                                       2,200    $     133,672
     Satyam Computer Services (A)                       533,000        5,363,975
                                                                   -------------
                                                                      24,976,163
                                                                   -------------
  INDONESIA - 1.8%
     Astra International (A)                          1,300,000        3,919,565
                                                                   -------------
  ISRAEL - 3.4%
     Check Point Software Technologies *                140,000        2,982,000
     Teva Pharmaceutical Industries ADR                  93,000        4,281,720
                                                                   -------------
                                                                       7,263,720
                                                                   -------------
  MALAYSIA - 3.6%
     Bumiputra-Commerce Holdings (A)                    800,000        2,570,011
     Public Bank (A)                                  1,445,000        5,133,129
                                                                   -------------
                                                                       7,703,140
                                                                   -------------
  MEXICO - 11.0%
     Consorcio ARA                                    2,522,000        2,713,707
     Fomento Economico Mexicano ADR                     206,000        7,451,020
     Grupo Aeroportuario del Sureste ADR                 58,000        3,141,280
     Grupo Financiero Banorte, Cl O                   1,344,000        5,543,829
     Organizacion Soriana, Cl B                       1,745,000        4,561,143
                                                                   -------------
                                                                      23,410,979
                                                                   -------------
  PHILIPPINES - 2.1%
     Ayala Land (A)                                   6,586,000        2,355,908
     Bank of the Philippine Islands (A)               1,515,000        2,207,840
                                                                   -------------
                                                                       4,563,748
                                                                   -------------
  RUSSIA - 2.5%
     LUKOIL ADR                                          78,000        5,319,000
                                                                   -------------
  SOUTH AFRICA - 4.9%
     Massmart Holdings (A)                              670,000        6,211,878
     Truworths International (A)                      1,164,000        4,140,382
                                                                   -------------
                                                                      10,352,260
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                      ---------    -------------
  SOUTH KOREA - 3.3%
     Daegu Bank (A)                                     139,190    $   2,033,538
     Pusan Bank (A)                                     144,460        1,985,639
     Shinsegae (A)                                        4,525        2,955,799
                                                                   -------------
                                                                       6,974,976
                                                                   -------------
  TAIWAN - 5.9%
     Fubon Financial Holding (A)                      3,555,000        3,610,415
     Taiwan Mobile (A)                                1,400,000        2,024,423
     Taiwan Semiconductor Manufacturing (A)           3,700,014        6,934,350
                                                                   -------------
                                                                      12,569,188
                                                                   -------------
  THAILAND - 4.4%
     PTT Exploration & Production * (A)                 960,000        4,332,260
     Siam Cement (A)                                    780,000        5,043,995
                                                                   -------------
                                                                       9,376,255
                                                                   -------------
  TURKEY - 4.0%
     Akbank (A)                                         589,000        3,507,233
     Aksigorta (A)                                      131,000          553,552
     BIM Birlesik Magazalar (A)                          28,000        2,362,580
     Migros Turk (A)                                    127,260        2,065,094
                                                                   -------------
                                                                       8,488,459
                                                                   -------------
     TOTAL COMMON STOCK
        (Cost $161,666,585)                                          170,596,226
                                                                   -------------

--------------------------------------------------------------------------------
  PREFERRED STOCK - 17.8%
--------------------------------------------------------------------------------
  BRAZIL - 12.5%
     Banco Bradesco ADR                                 197,000        5,342,640
     Cia Vale do Rio Doce ADR                           334,000        8,694,020
     Petroleo Brasileiro ADR, Cl A                       95,000        8,864,450
     Ultrapar Participacoes                             111,000        3,712,628
                                                                   -------------
                                                                      26,613,738
                                                                   -------------
  SOUTH KOREA - 5.3%
     Hyundai Motor * (A)                                 12,000          403,501

THE ADVISORS' INNER CIRCLE FUND II                             ABERDEEN EMERGING
                                                                    MARKETS FUND
                                                                JANUARY 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  PREFERRED STOCK - CONTINUED
--------------------------------------------------------------------------------
                                                       SHARES          VALUE
                                                      ---------    -------------
  SOUTH KOREA - CONTINUED
     Samsung Electronics (A)                             23,760    $  10,884,390
                                                                   -------------
                                                                      11,287,891
                                                                   -------------
     TOTAL PREFERRED STOCK
        (Cost $28,467,269)                                            37,901,629
                                                                   -------------

--------------------------------------------------------------------------------
  SHORT-TERM INVESTMENT - 2.1%
--------------------------------------------------------------------------------
     Northern Institutional
        Diversified Assets Portfolio, 3.790% (C)
        (Cost $4,448,080)                             4,448,080        4,448,080
                                                                   -------------
     TOTAL INVESTMENTS - 99.9%
        (Cost $194,581,934) +                                      $ 212,945,935
                                                                   =============

  PERCENTAGES ARE BASED ON NET ASSETS OF $213,093,008.

  *   NON-INCOME PRODUCING SECURITY.
  (A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AS OF JANUARY 31, 2008, WAS $125,499,482 AND REPRESENTED 58.9% OF NET ASSETS.
  (B) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $231,000 AND REPRESENTED 0.1% OF NET ASSETS.
  (C) THE RATE SHOWN REPRESENTS THE 7-DAY EFFECTIVE YIELD AS OF JANUARY 31,
      2008.
ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS
GDR - GLOBAL DEPOSITARY RECEIPT

  + AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $194,581,934, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $27,996,062 AND $(9,632,061), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




AAM-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Circle Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         ----------------------------------
                                         James F. Volk, President


Date:  March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                /s/ James F. Volk
                                         ----------------------------------
                                         James F. Volk, President


Date:  March 26, 2008



By (Signature and Title)*                /s/ Michael Lawson
                                         ----------------------------------
                                         Michael Lawson, Controller
                                                 and Chief Financial Officer


Date:  March 26, 2008


* Print the name and title of each signing officer under his or her signature.